Summary Of Significant Accounting Policies - Schedules of Concentration of Risk (Details) - Revenue Benchmark [Member] - Customers [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	26.00%	89.00%	89.00%
Customer B Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	46.00%	0.00%	0.00%
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk	10.00%	10.00%	10.00%